Warrant Liability (Details) (USD $)	0 Months Ended		9 Months Ended
	Aug. 21, 2013	Aug. 15, 2013	Sep. 30, 2013
Placement Agent Warrants [Member]
Derivative [Line Items]
Closing price per share of common stock	$ 0.84		$ 0.63
Exercise price per share (range)	$ 0.60		$ 0.60
Expected volatility	134.90%		132.10%
Risk-free interest rate	1.60%		1.40%
Dividend yield
Remaining expected term of underlying securities (years)	5 years		4 years 10 months 24 days
Investor Warrants [Member]
Derivative [Line Items]
Closing price per share of common stock	$ 0.84	$ 0.69	$ 0.63
Exercise price per share (range)	$ 1.00	$ 1.00	$ 1.00
Expected volatility	134.90%	134.10%	132.10%
Risk-free interest rate	1.60%	1.60%	1.40%
Dividend yield
Remaining expected term of underlying securities (years)	5 years	5 years	4 years 10 months 24 days